Capital Group International Core Equity ETF
Investment portfolio
February 28, 2025
unaudited

Common stocks 98.28% Financials 22.57%	Shares	Value (000)
AXA SA	31,297	$1,215
Zurich Insurance Group AG	1,743	1,146
HSBC Holdings PLC	78,562	923
Société Générale	21,374	871
UniCredit SpA	14,283	750
Deutsche Bank AG	34,504	742
DBS Group Holdings, Ltd.	21,600	734
KB Financial Group, Inc.	11,601	621
Tryg A/S	27,591	603
Banco Bilbao Vizcaya Argentaria, SA	43,159	574
Skandinaviska Enskilda Banken AB, Class A	35,272	566
Euronext NV	4,451	560
Bank Hapoalim BM	40,475	548
NatWest Group PLC	83,238	501
London Stock Exchange Group PLC	3,246	484
PICC Property and Casualty Co., Ltd., Class H	282,000	461
Mizuho Financial Group, Inc.	16,100	447
CaixaBank, SA, non-registered shares	64,215	445
Hana Financial Group, Inc.	10,675	434
Kotak Mahindra Bank, Ltd.	19,473	423
Prudential PLC	45,032	412
Edenred SA	12,786	407
HDFC Bank, Ltd.	20,373	403
Royal Bank of Canada	3,328	393
Resona Holdings, Inc.	48,100	372
Aon PLC, Class A	891	364
Hiscox, Ltd.	22,666	338
Tokio Marine Holdings, Inc.	9,600	338
CVC Capital Partners PLC[1]	13,706	312
Ping An Insurance (Group) Company of China, Ltd., Class H	46,500	275
AIA Group, Ltd.	33,400	255
Hong Kong Exchanges and Clearing, Ltd.	5,400	243
Pluxee NV	9,696	218
ICICI Bank, Ltd. (ADR)	5,941	166
Discovery, Ltd.	13,743	152
Grupo Financiero Banorte, SAB de CV, Series O	20,436	144
		17,840
Industrials 16.32%
BAE Systems PLC	96,297	1,704
Airbus SE, non-registered shares	6,630	1,140
Ryanair Holdings PLC (ADR)	18,376	892
Siemens AG	3,115	715
Rheinmetall AG, non-registered shares	679	709
Safran SA	2,708	703
ABB, Ltd.	12,806	685
Capital Group International Core Equity ETF — Page 1 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ITOCHU Corp.	12,900	$572
Hitachi, Ltd.	22,900	570
SMC Corp.	1,400	502
RELX PLC	9,400	451
Volvo AB, Class B	13,957	432
CCR SA, ordinary nominative shares	216,461	430
Diploma PLC	7,481	423
Mitsui & Co., Ltd.	22,700	421
Canadian National Railway Co. (CAD denominated)	4,098	415
Epiroc AB, Class A	20,884	407
ASSA ABLOY AB, Class B	10,635	325
Copa Holdings, SA, Class A	3,259	303
Daikin Industries, Ltd.	2,700	282
DSV A/S	1,172	235
Wizz Air Holdings PLC[1]	8,733	183
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	8,907	168
TFI International, Inc. (CAD denominated)	1,469	133
Alliance Global Group, Inc.	853,900	96
		12,896
Information technology 11.60%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	16,794	3,032
ASML Holding NV	2,098	1,477
MediaTek, Inc.	24,000	1,095
SAP SE	2,397	660
Broadcom, Inc.	3,097	618
Sage Group PLC (The)	26,985	429
Capgemini SE	2,168	335
Keyence Corp.	800	316
Fujitsu, Ltd.	15,000	287
ASM International NV	482	256
SK hynix, Inc.	1,543	201
E Ink Holdings, Inc.	21,000	175
Tokyo Electron, Ltd.	1,100	162
ASMPT, Ltd.	16,500	128
		9,171
Consumer discretionary 10.82%
Industria de Diseño Textil, SA	22,886	1,235
LVMH Moët Hennessy-Louis Vuitton SE	1,229	886
Renault SA	12,265	634
Trip.com Group, Ltd. (ADR)[1]	11,082	628
Prosus NV, Class N	12,884	561
MGM China Holdings, Ltd.	329,200	456
Restaurant Brands International, Inc. (CAD denominated)	6,308	411
Evolution AB	4,864	372
Amadeus IT Group SA, Class A, non-registered shares	4,388	331
Midea Group Co., Ltd., Class A	31,500	316
B&M European Value Retail SA	85,043	297
Wynn Macau, Ltd.	387,600	268
Stellantis NV	20,753	266
Suzuki Motor Corp.	20,900	253
H World Group, Ltd. (ADR)	6,556	235
Hyundai Motor Co.	1,647	217
InterContinental Hotels Group PLC	1,689	211
Capital Group International Core Equity ETF — Page 2 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Entain PLC	22,116	$208
Paltac Corp.	7,700	201
JD.com, Inc., Class A (ADR)	4,755	199
Galaxy Entertainment Group, Ltd.	45,000	185
Meituan, Class B1	8,500	177
		8,547
Consumer staples 9.70%
British American Tobacco PLC	35,697	1,386
Philip Morris International, Inc.	7,463	1,159
Nestlé SA	9,738	939
Imperial Brands PLC	22,263	783
Carlsberg A/S, Class B	5,094	639
Arca Continental, SAB de CV	49,617	512
Carrefour SA, non-registered shares	36,288	482
L’Oréal SA, non-registered shares	1,015	372
Anheuser-Busch InBev SA/NV	5,764	345
KT&G Corp.	4,846	325
ITC, Ltd.	68,930	311
Tsingtao Brewery Co., Ltd., Class H	40,000	268
Ocado Group PLC[1]	43,648	143
		7,664
Health care 7.33%
Sanofi	13,769	1,491
AstraZeneca PLC	9,660	1,454
Novo Nordisk AS, Class B	15,320	1,373
EssilorLuxottica SA	3,737	1,112
Bayer AG	8,099	191
Grifols, SA, Class B (ADR)[1]	20,575	174
		5,795
Communication services 6.90%
Koninklijke KPN NV	276,635	1,056
Tencent Holdings, Ltd.	13,400	825
Deutsche Telekom AG	14,090	508
Singapore Telecommunications, Ltd.	167,900	422
Telefónica, SA, non-registered shares	81,777	365
Bharti Airtel, Ltd.	18,904	339
América Móvil, SAB de CV, Class B (ADR)	20,794	296
MTN Group, Ltd.	45,119	285
BT Group PLC	141,723	285
Indus Towers, Ltd.[1]	75,136	278
KANZHUN, Ltd., Class A (ADR)[1]	15,338	245
HYBE Co., Ltd.[1]	1,153	203
NetEase, Inc.	9,100	181
Vodafone Group PLC	189,860	168
		5,456
Energy 4.67%
TotalEnergies SE	29,935	1,794
BP PLC	113,695	625
Canadian Natural Resources, Ltd. (CAD denominated)	18,058	510
Cameco Corp.	8,326	367
Capital Group International Core Equity ETF — Page 3 of 6

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
TC Energy Corp.	5,017	$225
Schlumberger NV	4,090	170
		3,691
Materials 4.36%
Linde PLC	1,347	629
Barrick Gold Corp.	29,154	518
Rio Tinto PLC	7,450	449
Glencore PLC[1]	106,315	427
Air Liquide SA	1,845	338
Holcim, Ltd.	3,079	336
Vale SA (ADR), ordinary nominative shares	31,148	294
Nutrien, Ltd.	4,619	242
Fortescue, Ltd.	20,498	210
		3,443
Real estate 2.09%
CK Asset Holdings, Ltd.	99,000	430
Embassy Office Parks REIT	97,860	407
Mitsubishi Estate Co., Ltd.	23,000	336
Prologis Property Mexico, SA de CV, REIT	58,336	184
Link REIT	36,600	166
Longfor Group Holdings, Ltd.	94,500	130
		1,653
Utilities 1.92%
Engie SA	34,192	611
Brookfield Infrastructure Partners, LP	11,257	357
SSE PLC	14,632	281
Iberdrola, SA, non-registered shares	18,445	267
		1,516
Total common stocks (cost: $75,324,000)		77,672
Short-term securities 1.43% Money market investments 1.43%
Capital Group Central Cash Fund 4.37%[2,3]	11,327	1,133
Total short-term securities (cost: $1,133,000)		1,133
Total investment securities 99.71% (cost: $76,457,000)		78,805
Other assets less liabilities 0.29%		229
Net assets 100.00%		$79,034
Capital Group International Core Equity ETF — Page 4 of 6

unaudited
Investments in affiliates3

	Value at 6/25/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 1.43%
Money market investments 1.43%
Capital Group Central Cash Fund 4.37%[2]	$—	$14,620	$13,487	$— [5]	$— [5]	$1,133	$49

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 2/28/2025.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Capital Group International Core Equity ETF — Page 5 of 6

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2025, all of the fund’s investments were classified as Level 1.
Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-317-0425
Capital Group International Core Equity ETF — Page 6 of 6